 As Filed With the Securities and Exchange Commission on December 28, 2000


                                                               File No. 33-23166
                                                                    811-5624
----------------------------------------------------------------------------
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                                   ----------------

                                      FORM N-1A



               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      / /
                           POST-EFFECTIVE AMENDMENT NO. 47                  /X/


                                         and


           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  / /
                                   AMENDMENT NO. 48                         /X/




                 MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
              ----------------------------------------------------
                  (Exact Name of Registrant as Specified in Charter)

                             1221 Avenue of the Americas
                              New York, New York 10020
                     ------------------------------------------
                 (Address of Principal Executive Offices) (Zip Code)

          Registrant's Telephone Number, including Area Code: (800) 548-7786
                                                              --------------

                             Harold J. Schaaff, Jr., Esq.
                Morgan Stanley Dean Witter Investment Management Inc.
               1221 Avenue of the Americas, New York, New York 10020
         -----------------------------------------------------------------
                       (Name and Address of Agent for Service)

                                       Copy to:


Arthur Lev, Esq.                                             Richard W. Grant, Esq.
Morgan Stanley Dean Witter Investment Management Inc.       Morgan, Lewis & Bockius LLP
1221 Avenue of the Americas                                 1701 Market Street
New York, NY 10020                                          Philadelphia, PA  19103


--------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box)



          immediately upon filing pursuant to paragraph (b)
     ----
       X  on February 1, 2001 pursuant to paragraph (b)(1)(iii)
     ----
          60 days after filing pursuant to paragraph (a)(1)
     ----
          75 days after filing pursuant to paragraph (a)(2)
     ----
          on [ date]  pursuant to paragraph (a) of Rule 485.
     ----



--------------------------------------------------------------------------------

     The Fund's Prospectus relating to the Emerging Markets Advisory Portfolio of the Fund is hereby incorporated by reference to Post-Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-00-041887) on September 19, 2000.



     The Fund's Statement of Additional Information relating to the Emerging Markets Advisory Portfolio of the Fund is hereby incorporated by reference to Post-Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-00-041887) on September 19, 2000.



     The Fund's Part C is hereby incorporated by reference to Post-Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000912057-00-041887) on September 19, 2000.

                                     SIGNATURES




     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on December 28, 2000.



                    MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.


                    By:  /s/ Harold J. Schaaff, Jr.
                         --------------------------
                         Harold J. Schaaff, Jr.
                         President

     Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




SIGNATURE                                         TITLE                                   DATE
-------------------------------                   -----------------------------           ---------
/s/ Harold J. Schaaff, Jr.                        President                               December 28, 2000
-------------------------------                   (Principal Executive
Harold J. Schaaff, Jr.                            Officer)

*/s/ Barton M. Biggs                              Director (Chairman)                     December 28, 2000
-------------------------------
Barton M. Biggs

*/s/ Fergus Reid                                  Director                                December 28, 2000
-------------------------------
Fergus Reid

*/s/ Frederick O. Robertshaw                      Director                                December 28, 2000
-------------------------------
Frederick O. Robertshaw

*/s/ Andrew McNally, IV                           Director                                December 28, 2000
-------------------------------
Andrew McNally IV

*/s/ John D. Barrett, II                          Director                                December 28, 2000
-------------------------------
John D. Barrett II

*/s/ Gerard E. Jones                              Director                                December 28, 2000
-------------------------------
Gerard E. Jones

*/s/ Samuel T. Reeves                             Director                                December 28, 2000
-------------------------------
Samuel T. Reeves

*/s/ Graham E. Jones                              Director                                December 28, 2000
-------------------------------
Graham E. Jones

*/s/ John A. Levin                                Director                                December 28, 2000
-------------------------------
John A. Levin

*/s/ William G. Morton, Jr.                       Director                                December 28, 2000
-------------------------------
William G. Morton, Jr.

/s/ Belinda A. Brady                              Treasurer                               December 28, 2000
-------------------------------
Belinda A. Brady




*By: /s/ Harold J. Schaaff, Jr.
     --------------------------
     Harold J. Schaaff, Jr.
     Attorney-In-Fact